Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2040 Fund	May 30, 2023
Fidelity Advisor Freedom 2040 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.19%)
Past 5 years	3.77%
Past 10 years	7.06%
Fidelity Advisor Freedom 2040 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.97%)
Past 5 years	1.53%
Past 10 years	5.11%
Fidelity Advisor Freedom 2040 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.43%)
Past 5 years	2.72%
Past 10 years	5.31%
Fidelity Advisor Freedom 2040 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.85%)
Past 5 years	4.21%
Past 10 years	7.05%
Fidelity Advisor Freedom 2040 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.56%)
Past 5 years	3.99%
Past 10 years	7.04%
Fidelity Advisor Freedom 2040 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.27%)
Past 5 years	5.27%
Past 10 years	7.96%
Fidelity Advisor Freedom 2040 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Since Inception	5.28%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0270
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Past 10 years	8.60%

[1]	A From October 2, 2018